Consolidated Balance Sheets $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 43,503	$ 26,861
Restricted cash	10,141	6,414
Short term investments	17,781	0
Accounts receivable	3,347	6,058
Real estate properties held for sale	22,080	52,552
Prepaid expenses and other receivables	11,617	14,492
Total current assets	108,469	106,377
Real estate properties under development, net	220,729	191,549
Property, plant and equipment, net	7,157	16,256
Real estate properties held for lease, net	128,638	135,428
Deferred income tax assets	5,689	2,114
Other assets	2,503	1,885
Total assets	473,185	453,609
Current liabilities:
Short term bank and third party loans	4,410	7,649
Current portion of long term bank loans	3,870	27,860
Accounts payable	31,561	31,629
Rental deposits from customers	799	2,465
Accrued expenses and other payables	21,346	22,152
Advance from customers	1,014	16,026
Contract liabilities	5,208	7,556
Current portion of amount due to shareholders	19,688
Total current liabilities	87,896	115,337
Long term bank loans	166,527	106,803
Long term rental deposits	1,850	1,825
Financial lease payable		4
Other payable	19,147	23,130
Deferred income tax liabilities	16,077	16,342
Amount due to shareholders		17,836
Total liabilities	291,497	281,277
Commitments and contingencies (Note 14)
Equity:
Common shares ($0.01 par value - authorized 200,000,000 shares, issued 60,203,214 and 61,295,260 shares; outstanding 60,203,214 and 60,547,760 shares as at December 31,2024 and 2025, respectively)	613	602
Treasury stock, at cost (747,500 shares as at December 31, 2025)	(1,121)
Additional paid-in capital	325,839	320,389
Accumulated deficit	(138,311)	(138,421)
Accumulated other comprehensive loss	(5,332)	(10,238)
Total shareholders' equity	181,688	172,332
Total liabilities and shareholders' equity	$ 473,185	$ 453,609